Loans and other financial assets at amortized cost_Details of due from banks (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Cashand cash equivalents [Line Items]
Total	₩ 9,863,160	₩ 14,492,223
Due from banks in local currency
Cashand cash equivalents [Line Items]
Total	6,775,252	11,202,238
Due from banks in local currency | Allowance for credit losses
Cashand cash equivalents [Line Items]
Total	(1,576)	(2,865)
Due from banks in local currency | Due from The Bank of Korea ("BOK") | Gross carrying amount [Member]
Cashand cash equivalents [Line Items]
Total	6,519,226	11,028,850
Due from banks in local currency | Due from the depository banks | Gross carrying amount [Member]
Cashand cash equivalents [Line Items]
Total	84,195	82,509
Due from banks in local currency | Due from non-depository institutions | Gross carrying amount [Member]
Cashand cash equivalents [Line Items]
Total	266	378
Due from banks in local currency | Due from the Korea Exchange | Gross carrying amount [Member]
Cashand cash equivalents [Line Items]
Total	227	50,113
Due from banks in local currency | Others | Gross carrying amount [Member]
Cashand cash equivalents [Line Items]
Total	172,914	43,253
Due from banks in foreign currencies
Cashand cash equivalents [Line Items]
Total	3,087,908	3,289,985
Due from banks in foreign currencies | Allowance for credit losses
Cashand cash equivalents [Line Items]
Total	(2,790)	(1,995)
Due from banks in foreign currencies | Due from banks on demand | Gross carrying amount [Member]
Cashand cash equivalents [Line Items]
Total	1,608,126	1,122,521
Due from banks in foreign currencies | Due from banks on time | Gross carrying amount [Member]
Cashand cash equivalents [Line Items]
Total	296,489	1,296,842
Due from banks in foreign currencies | Others | Gross carrying amount [Member]
Cashand cash equivalents [Line Items]
Total	₩ 1,186,083	₩ 872,617